Submission	Mar. 12, 2026
Submission [Line Items]
Central Index Key	0001601485
Registrant Name	Elicio Therapeutics, Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A